John Hancock
Preferred Income Fund
Quarterly portfolio holdings 10/31/2022

Fund’s investments
As of 10-31-22 (unaudited)
	Shares	Value
Preferred securities (A) 87.1% (54.6% of Total investments)		$362,775,426
(Cost $428,687,936)
Communication services 6.8%		28,440,331
Diversified telecommunication services 1.6%
Qwest Corp., 6.750%	360,000	6,480,000
Media 0.4%
Paramount Global, 5.750%	62,000	1,801,100
Wireless telecommunication services 4.8%
Telephone & Data Systems, Inc., 6.000%	270,825	4,793,603
Telephone & Data Systems, Inc., 6.625%	259,750	5,218,378
U.S. Cellular Corp., 5.500%	135,000	2,304,450
U.S. Cellular Corp., 5.500%	140,000	2,394,000
U.S. Cellular Corp., 6.250%	280,000	5,448,800
Consumer discretionary 1.4%		5,710,294
Internet and direct marketing retail 1.4%
Qurate Retail, Inc., 8.000%	92,200	4,445,884
QVC, Inc., 6.250%	81,000	1,264,410
Energy 2.3%		9,595,850
Oil, gas and consumable fuels 2.3%
Enbridge, Inc., 6.375% (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	4,987,500
NuStar Logistics LP, 10.813% (3 month LIBOR + 6.734%) (C)	185,000	4,608,350
Financials 43.0%		178,886,143
Banks 22.2%
Bank of America Corp., 6.000% (B)	134,281	3,195,888
Bank of America Corp., 6.450% (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (B)	135,000	3,429,000
Bank of America Corp., 7.250% (B)	8,500	9,863,910
Citigroup Capital XIII, 10.785% (3 month LIBOR + 6.370%) (B)(C)	384,725	10,560,701
Citigroup, Inc., 7.125% (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	318,337	7,945,692
Fifth Third Bancorp, 6.000% (B)	234,293	5,116,959
First Republic Bank, 4.000% (B)	230,000	3,452,300
First Republic Bank, 4.500% (B)	105,325	1,773,673
First Republic Bank, 4.700% (B)	185,850	3,265,385
Fulton Financial Corp., 5.125% (B)	140,075	2,812,706
PacWest Bancorp, 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	283,300	7,031,506
Pinnacle Financial Partners, Inc., 6.750%	175,000	4,261,250
Synovus Financial Corp., 6.300% (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)	188,000	4,399,200
The PNC Financial Services Group, Inc., 6.850% (3 month LIBOR + 4.068%) (B)(C)	135,000	3,435,750
Wells Fargo & Company, 6.625% (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (B)(D)	322,025	8,053,845
Wells Fargo & Company, 7.500% (B)(D)	9,500	11,072,535
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	114,000	2,856,840
Capital markets 7.6%
Brookfield Finance, Inc., 4.625% (B)	125,000	2,097,500
Morgan Stanley, 6.375% (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	235,000	5,708,150
Morgan Stanley, 6.500% (B)	259,325	6,431,260
Morgan Stanley, 6.875% (6.875% to 1-15-24, then 3 month LIBOR + 3.940%) (B)	100,000	2,502,000
2	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley, 7.125% (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)	595,424	$14,915,371
Consumer finance 1.1%
Navient Corp., 6.000% (B)	239,227	4,411,346
Insurance 12.0%
AEGON Funding Company LLC, 5.100% (B)	324,625	6,330,188
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (B)	158,375	3,667,965
American Financial Group, Inc., 5.125% (B)	153,425	3,047,021
American International Group, Inc., 5.850% (B)(D)	259,525	5,709,550
Athene Holding, Ltd., Series A, 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	330,000	7,857,300
Brighthouse Financial, Inc., 6.600%	328,590	7,389,989
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)	351,425	8,875,238
RenaissanceRe Holdings, Ltd., 4.200% (B)	210,000	3,500,700
Unum Group, 6.250%	162,500	3,654,625
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	260,800
Health care 1.5%		6,482,420
Health care equipment and supplies 1.5%
Becton, Dickinson and Company, 6.000%	133,000	6,482,420
Industrials 1.1%		4,489,857
Trading companies and distributors 1.1%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	166,291	4,489,857
Real estate 3.8%		15,967,084
Equity real estate investment trusts 3.8%
Diversified Healthcare Trust, 5.625% (B)	813,932	9,934,040
Pebblebrook Hotel Trust, 6.375%	199,050	3,630,672
Vornado Realty Trust, 5.400%	145,775	2,402,372
Utilities 27.2%		113,203,447
Electric utilities 5.5%
Duke Energy Corp., 5.750% (B)	240,000	5,671,200
NextEra Energy, Inc., 6.219% (B)	189,950	9,165,088
NextEra Energy, Inc., 6.926% (B)	112,821	5,246,177
NSTAR Electric Company, 4.780% (B)(D)	15,143	1,408,299
SCE Trust III, 5.750% (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)(D)	75,350	1,457,269
Gas utilities 2.7%
South Jersey Industries, Inc., 5.625% (B)	239,275	4,189,705
Spire, Inc., 7.500%	32,000	1,624,320
UGI Corp., 7.250%	61,300	5,203,144
Independent power and renewable electricity producers 3.5%
The AES Corp., 6.875% (B)	149,000	14,677,990
Multi-utilities 15.5%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010%) (B)(D)	354,930	8,046,263
Algonquin Power & Utilities Corp., 6.875% (6.875% to 10-17-23, then 3 month LIBOR + 3.677%) (B)	526,441	11,818,600
CMS Energy Corp., 5.625% (B)(D)	225,000	4,866,750
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	3

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
CMS Energy Corp., 5.875% (B)	45,000	$980,550
DTE Energy Company, Series E, 5.250% (B)	240,000	5,155,200
Integrys Holding, Inc., 6.000% (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)(D)	272,500	6,267,500
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)(D)	344,000	8,500,240
NiSource, Inc., 7.750% (B)	113,600	11,583,792

Sempra Energy, 5.750% (B)(D)	338,000	7,341,360
Common stocks 4.9% (3.0% of Total investments)		$20,410,918
(Cost $27,973,275)
Communication services 0.4%		1,398,400
Diversified telecommunication services 0.4%
Lumen Technologies, Inc. (B)	190,000	1,398,400
Energy 2.7%		11,378,841
Oil, gas and consumable fuels 2.7%
BP PLC, ADR (B)	172,500	5,740,800
Equitrans Midstream Corp. (B)	242,012	2,037,741
The Williams Companies, Inc. (B)	110,000	3,600,300
Utilities 1.8%		7,633,677
Multi-utilities 1.8%
Algonquin Power & Utilities Corp. (B)	202,700	7,633,677

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 65.5% (41.0% of Total investments)				$272,559,704
(Cost $315,300,335)
Communication services 2.7%				11,172,894
Media 1.7%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62	8,325,000	7,038,114
Wireless telecommunication services 1.0%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)(F)	6.875	07-19-27	5,301,000	4,134,780
Consumer discretionary 2.4%				10,086,390
Automobiles 2.4%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)(D)(F)	5.700	09-30-30	3,000,000	2,550,000
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (F)	6.500	09-30-28	8,922,000	7,536,390
Consumer staples 0.2%				824,563
Food products 0.2%
Land O’ Lakes, Inc. (F)(G)	8.000	07-16-25	835,000	824,563
Energy 7.2%				29,956,002
Oil, gas and consumable fuels 7.2%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	6,787,000	6,685,572
Enbridge, Inc. (7.375% to 10-15-27, then 5 Year CMT + 3.708%) (B)	7.375	01-15-83	5,208,000	4,914,617
Energy Transfer LP (3 month LIBOR + 3.018%) (B)(C)	5.800	11-01-66	8,800,000	6,578,000
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (F)	6.625	02-15-28	8,000,000	5,730,000
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (F)	6.875	02-15-23	3,700,000	3,607,500
Transcanada Trust (5.600% to 12-7-31, then 5 Year CMT + 3.986%) (B)(D)	5.600	03-07-82	2,850,000	2,440,313
4	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 42.3%				$176,207,759
Banks 29.3%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)(D)(F)	5.875	03-15-28	8,510,000	7,324,983
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(D)(F)	6.125	04-27-27	6,750,000	6,378,750
Bank of America Corp. (6.500% to 10-23-24, then 3 month LIBOR + 4.174%) (B)(F)	6.500	10-23-24	2,103,000	2,087,228
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (B)(F)	7.750	09-15-23	1,837,000	1,729,076
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (B)(D)(F)	8.000	06-15-24	3,226,000	3,035,498
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (F)	8.000	03-15-29	2,760,000	2,472,557
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (F)(G)	7.750	08-16-29	3,050,000	2,875,647
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)(F)	6.375	04-06-24	7,500,000	6,838,152
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(D)(F)	4.250	01-01-27	6,000,000	5,036,735
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(D)(F)	6.450	10-01-27	5,250,000	5,092,537
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (F)	5.625	07-01-25	5,250,000	5,099,325
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (F)	5.625	07-15-30	2,000,000	1,817,693
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)(D)(F)	4.600	02-01-25	8,000,000	7,139,200
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(D)(F)	6.750	02-01-24	6,000,000	6,000,000
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(D)(F)	7.500	06-27-24	7,500,000	7,151,053
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (F)	3.500	09-01-26	8,750,000	6,482,694
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (F)	4.100	02-15-31	5,500,000	3,381,041
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (B)(D)(F)	4.700	11-15-31	8,270,000	5,520,225
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	3,095,000	3,111,551
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)(D)(F)	3.400	09-15-26	3,500,000	2,611,875
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)(F)	6.000	05-15-27	7,415,000	6,877,413
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(D)(F)	6.200	09-15-27	7,006,000	6,636,083
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (C)(F)	6.460	02-01-23	1,662,000	1,657,810
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)	8.125	10-31-82	8,220,000	8,312,475
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (B)(D)(F)	3.700	01-15-27	7,115,000	5,531,913
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(D)(F)	5.900	06-15-24	2,000,000	1,813,750
Capital markets 3.7%
The Bank of New York Mellon Corp. (3.750% to 12-20-26, then 5 Year CMT + 2.630%) (B)(D)(F)	3.750	12-20-26	3,200,000	2,464,576
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (B)(D)(F)	4.000	06-01-26	4,750,000	3,905,213
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)(D)(F)	4.000	12-01-30	3,500,000	2,599,625
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(D)(F)	5.000	06-01-27	3,082,000	2,735,275
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)(F)	5.375	06-01-25	3,800,000	3,709,750
Consumer finance 2.3%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (B)(D)(F)	3.550	09-15-26	7,000,000	5,398,750
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	4,300,000	4,131,009
Diversified financial services 0.8%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	4,000,000	3,545,528
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 6.2%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (F)	6.000	06-01-25	5,250,000	$5,026,590
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)(F)	5.875	03-15-28	6,589,000	5,910,606
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%) (B)	5.125	03-01-52	2,750,000	2,344,843
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	7,350,000	5,549,250
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(F)(G)	7.000	05-13-25	8,536,000	6,871,480
Utilities 10.7%				44,312,096
Electric utilities 6.0%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%) (B)(D)	3.250	01-15-82	4,550,000	3,185,581
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (F)	5.000	12-15-26	4,022,000	3,257,820
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (F)	5.375	03-15-26	9,250,000	7,547,075
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (B)(D)	6.750	06-15-76	3,224,000	3,005,161
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%) (B)	5.650	05-01-79	7,000,000	5,913,805
The Southern Company (3.750% to 9-15-26, then 5 Year CMT + 2.915%) (B)(D)	3.750	09-15-51	2,500,000	1,981,488
Independent power and renewable electricity producers 2.3%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (F)(G)	7.000	12-15-26	3,000,000	2,653,814
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (F)(G)	8.000	10-15-26	7,326,000	6,959,700
Multi-utilities 2.4%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (F)	6.125	09-01-23	431,000	404,788
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%) (B)(D)	4.750	06-01-50	4,250,000	3,523,765
Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	1,500,000	1,240,935

Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (B)(D)	5.750	10-01-54	5,000,000	4,638,164
Capital preferred securities (H) 1.2% (0.8% of Total investments)				$5,173,666
(Cost $6,457,350)
Financials 1.2%				5,173,666
Insurance 1.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (B)(D)(G)	7.875	12-15-37	4,940,000	5,173,666

	Yield (%)	Shares	Value
Short-term investments 0.9% (0.6% of Total investments)			$3,702,245
(Cost $3,702,482)
Short-term funds 0.9%			3,702,245
John Hancock Collateral Trust (I)	3.1986(J)	370,558	3,702,245

Total investments (Cost $782,121,378) 159.6%	$664,621,959
Other assets and liabilities, net (59.6%)	(248,313,827)
Total net assets 100.0%	$416,308,132

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-22 was $444,871,128. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $174,472,675.
6	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 10-31-22, and is a component of the fund’s leverage under the Credit Facility Agreement.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 10-31-22.
The fund had the following country composition as a percentage of total investments on 10-31-22:
United States	85.8%
Canada	8.5%
United Kingdom	3.0%
Bermuda	1.7%
Other countries	1.0%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	7

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	255	Short	Dec 2022	$(30,055,669)	$(28,201,406)	$1,854,263
						$1,854,263
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
8	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2022, by major security category or type:
	Total value at 10-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$28,440,331	$28,440,331	—	—
Consumer discretionary	5,710,294	5,710,294	—	—
Energy	9,595,850	9,595,850	—	—
Financials	178,886,143	170,010,905	$8,875,238	—
Health care	6,482,420	6,482,420	—	—
Industrials	4,489,857	4,489,857	—	—
Real estate	15,967,084	15,967,084	—	—
Utilities	113,203,447	103,903,328	9,300,119	—
Common stocks	20,410,918	20,410,918	—	—
Corporate bonds	272,559,704	—	272,559,704	—
Capital preferred securities	5,173,666	—	5,173,666	—
Short-term investments	3,702,245	3,702,245	—	—
Total investments in securities	$664,621,959	$368,713,232	$295,908,727	—
Derivatives:
Assets
Futures	$1,854,263	$1,854,263	—	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	370,558	—	$60,915,180	$(57,211,362)	$(1,336)	$(237)	$51,788	—	$3,702,245
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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